Stock-Based Compensation - Schedule of the Black-Scholes Option-Pricing Model (Detail) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	34.90%	39.70%
Risk-free interest rate	4.10%	4.20%
Expected term (years)	5 years 8 months 12 days	6 years 10 months 24 days